Business combinations, Acquisition of OpenStack (Details) - USD ($) $ in Thousands	Oct. 31, 2018	Apr. 30, 2017
Business Combination [Abstract]
Cash consideration	$ 16,662	$ 299,061
OpenStack [Member]
Business Combination [Abstract]
Cash consideration		$ 0